Consolidated Statements of Shareholders' Equity (USD $)	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Beginning Balance, Amount at Mar. 31, 2011	$ 19,262,796	$ 2,798,275	$ (20,563,530)	$ 599,608	$ 2,097,149
Beginning Balance, Shares at Mar. 31, 2011	125,460,867
Net income			451,049		451,049
Cumulative translation adjustment				(165,794)	(165,794)
Ending Balance, Amount at Mar. 31, 2012	19,262,796	2,825,571	(20,112,481)	433,814	2,409,700
Beginning Balance, Shares at Mar. 31, 2012	125,460,867
Shares issued, shares	10,000,000
Shares issued, amount	100,000				100,000
Stock options granted		40,169			40,169
Net income			(201,019)		(201,019)
Cumulative translation adjustment				(194,758)	(194,758)
Ending Balance, Amount at Mar. 31, 2013	19,362,796	2,865,740	(20,313,500)	239,056	2,154,092
Ending Balance, Shares at Mar. 31, 2013	135,460,867				125,460,867
Stock options granted		78,226			78,226
Net income			(351,342)		(351,342)
Ending Balance, Amount at Mar. 31, 2014	$ 19,362,796	$ 2,943,966	$ (20,664,842)	$ 64,514	$ 1,706,434
Ending Balance, Shares at Mar. 31, 2014	135,460,867